Investments in Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Consolidated Associates

(a) Associates at the reporting date are as follows:

(In millions of won)
Associates	Location	Fiscal year end	Date of incorporation	Business	2017		2018
					Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December 31	January 2005	Manufacture electric glass for FPDs	40%	~~W~~ 46,511	40%	~~W~~ 47,823
INVENIA Co., Ltd.	Seongnam, South Korea	December 31	January 2001	Develop and manufacture equipment for FPDs	13	2,887	13	4,166
WooRee E&L Co., Ltd.(*1)	Ansan, South Korea	December 31	June 2008	Manufacture LED back light unit packages	14	7,270	14	4,746
LB Gemini New Growth Fund No. 16(*2)	Seoul, South Korea	December 31	December 2009	Invest in small and middle sized companies and benefit from M&A opportunities	31	5,910	—	—
YAS Co., Ltd.	Paju, South Korea	December 31	April 2002	Develop and manufacture deposition equipment for OLEDs	15	15,888	15	16,308
AVATEC Co., Ltd.	Daegu, South Korea	December 31	August 2000	Process and sell electric glass for FPDs	17	23,732	17	23,441
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March 31	June 2008	Develop and manufacture tablet for kids	10	—	10	—

(In millions of won)
Associates	Location	Fiscal year end	Date of incorporation	Business	2017		2018
					Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
CYNORA GmbH(*3)	Bruchsal, Germany	December 31	March 2003	Develop organic emitting materials for displays and lighting devices	14%	~~W~~ 20,309	14%	~~W~~ 8,668
Material Science Co., Ltd.(*4)	Seoul, South Korea	December 31	January 2014	Develop, manufacture, and sell materials for display	—	—	10	3,346
Nanosys Inc.(*5)	Milpitas, U.S.A.	December 31	July 2001	Develop, manufacture, and sell materials for display	—	—	4	5,491

						~~W~~ 122,507		~~W~~ 113,989

Although the Controlling Company’s share interests in INVENIA Co., Ltd., WooRee E&L Co., Ltd., YAS Co., Ltd., AVATEC Co., Ltd., Arctic Sentinel, Inc., Cynora GmbH, Material Science Co., Ltd. and Nanosys Inc. are below 20% as of December 31, 2018, the Controlling Company is able to exercise significant influence through its right to appoint a director to the board of directors of each investee. Accordingly, the investments in these investees have been accounted for using the equity method.

(*1)

The Controlling Company recognized a reversal of impairment loss of ~~W~~802 million as finance income for the difference between the carrying amount and the recoverable amount of investments in WooRee E&L Co., Ltd.

(*2)

In 2018, the LB Gemini New Growth Fund No.16 (“the Fund”) which the Controlling Company was a member of a limited partnership, was approved to be dissolve at the general meeting and completed liquidation. In 2018, the Controlling Company received ~~W~~1,545 million in cash from the Fund and recognized ~~W~~385 million for the difference between the amount received and the carrying amount as finance cost.

(*3)

In 2018, the Controlling Company determined investments in CYNORA GmbH irrecoverable and accordingly recognized an impairment loss of ~~W~~11,641 million as finance cost for the difference between the carrying amount and the recoverable amount of investments in CYNORA GmbH.

(*4)

In March 2018, the Controlling Company invested ~~W~~4,000 million and acquired 10,767 shares of common stock with voting rights in Material Science Co., Ltd. In 2018, the Controlling Company assessed that the recoverability of the investment is uncertain. Accordingly, the Controlling Company recognized an impairment loss of ~~W~~671 million as finance cost for the difference between the carrying amount and the recoverable amount of investments in Material Science Co., Ltd.

(*5)

In May 2018, the Controlling Company invested ~~W~~10,732 million and acquired 5,699,954 shares of preferred stock with voting rights in Nanosys Inc. In 2018, the Controlling Company recognized an impairment loss of ~~W~~5,085 million as finance cost for the difference between the carrying amount and the recoverable amount of investments in Nanosys Inc.

Changes in Investments in Associates and a Joint Venture Accounted for Using Equity Method
(e)	Changes in investments in associates accounted for using the equity method for the years ended December 31, 2017 and 2018 are as follows:

(In millions of won)
		2017
Company		January 1		Acquisition/ Disposal	Dividends received	Equity income on investments	Other comprehensive income (loss)	Other gain (loss)	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	52,750	—	(8,109)	5,617	(3,747)	—	46,511
	Others		119,933	(48,209)	(530)	3,943	5,093	(4,234)	75,996

		~~W~~	172,683	(48,209)	(8,639)	9,560	1,346	(4,234)	122,507

(In millions of won)
		2018
Company		January 1		Acquisition/ Disposal	Dividends received	Equity income (loss) on investments	Other comprehensive income (loss)	Other gain (loss)	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	46,511	—	(4,172)	4,439	1,045	—	47,823
	Others		75,996	12,592	(1,100)	(3,739)	(988)	(16,595)	66,166

		~~W~~	122,507	12,592	(5,272)	700	57	(16,595)	113,989

Paju Electric Glass Co., Ltd. [member]
Statement [LineItems]
Summary of Financial Information of Significant Associates
(b)	Summary of financial information of the significant associate as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 are as follows:

(i) Paju Electric Glass Co., Ltd.

(In millions of won)	December 31, 2017		December 31, 2018
Total assets	~~W~~	193,584	194,021
Current assets		146,702	128,788
Non-current assets		46,882	65,233
Total liabilities		77,174	72,686
Current liabilities		71,973	66,797
Non-current liabilities		5,201	5,889

(In millions of won)	2016		2017	2018
Revenue	~~W~~	549,559	408,846	384,144
Profit for the year		21,082	12,327	12,744
Other comprehensive income (loss)		16,477	(9,366)	2,612
Total comprehensive income		37,559	2,961	15,356

Suzhou Raken Technology Co., Ltd. [member]
Statement [LineItems]
Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements
(c)	Reconciliation from financial information of the significant associate to its carrying value in the consolidated financial statements as of December 31, 2017 and 2018 is as follows:

(i) As of December 31, 2017

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Book value
Paju Electric Glass Co., Ltd.	~~W~~	116,410	40%	46,564	—	(53)	46,511

(ii) As of December 31, 2018

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Book value
Paju Electric Glass Co., Ltd.	~~W~~	121,335	40%	48,534	—	(711)	47,823

Other joint venture and associates, in aggregate [member]
Statement [LineItems]
Summary of Financial Information of Significant Associates
(d)	Book value of other associates, in aggregate, as of December 31, 2017 and 2018 is as follows:

(i) As of December 31, 2017

(In millions of won)
	Book value		Net profit of associates (applying ownership interest)
			Profit for the year	Other comprehensive income	Total comprehensive income
Other associates	~~W~~	75,996	3,943	5,093	9,036

(ii) As of December 31, 2018

(In millions of won)
	Book value		Net profit (loss) of associates (applying ownership interest)
			Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	~~W~~	66,166	(3,739)	(988)	(4,727)